Derivatives - Credit Derivatives (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Value of Derivatives [Abstract]
Total	$ 981,800	$ 906,400
Carrying Value of Credit-Related Notes [Abstract]
Less than One Year	7	145
One to Three Years	506	385
Three to Five Years	653	1,351
Over Five Years	4,077	5,403
Total	5,243	7,284
Notional Amount of Derivatives, [Abstract]
Less than One Year	233,784	273,635
One to Three Years	524,286	478,409
Three to Five Years	326,007	510,848
Over Five Years	50,055	65,895
Total	1,134,132	1,328,787
Credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	1,104	477
One to Three Years	3,068	2,182
Three to Five Years	2,795	3,445
Over Five Years	5,240	7,887
Total	12,207	13,991
Swaps | Credit derivatives | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	1,016	426
One to Three Years	2,821	2,144
Three to Five Years	2,793	3,443
Over Five Years	5,240	7,801
Total	11,870	13,814
Notional Amount of Derivatives, [Abstract]
Less than One Year	187,300	224,080
One to Three Years	513,494	470,259
Three to Five Years	322,739	506,745
Over Five Years	49,568	64,296
Total	1,073,101	1,265,380
Total return swaps/other | Credit derivatives | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	88	51
One to Three Years	247	38
Three to Five Years	2	2
Over Five Years		86
Total	337	177
Notional Amount of Derivatives, [Abstract]
Less than One Year	46,484	49,555
One to Three Years	10,792	8,150
Three to Five Years	3,268	4,103
Over Five Years	487	1,599
Total	61,031	63,407
Investment grade
Carrying Value of Credit-Related Notes [Abstract]
Less than One Year	2
One to Three Years	365	278
Three to Five Years	568	595
Over Five Years	2,634	4,457
Total	3,569	5,330
Investment grade | Swaps | Credit derivatives | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	100	2
One to Three Years	714	220
Three to Five Years	1,455	974
Over Five Years	939	1,134
Total	3,208	2,330
Notional Amount of Derivatives, [Abstract]
Less than One Year	132,974	170,764
One to Three Years	342,914	379,273
Three to Five Years	242,728	411,426
Over Five Years	28,982	36,039
Total	747,598	997,502
Investment grade | Total return swaps/other | Credit derivatives | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	24	22
Three to Five Years		0
Over Five Years		0
Total	24	22
Notional Amount of Derivatives, [Abstract]
Less than One Year	22,645	21,771
One to Three Years		0
Three to Five Years		0
Over Five Years		0
Total	22,645	21,771
Non-investment grade
Carrying Value of Credit-Related Notes [Abstract]
Less than One Year	5	145
One to Three Years	141	107
Three to Five Years	85	756
Over Five Years	1,443	946
Total	1,674	1,954
Non-investment grade | Swaps | Credit derivatives | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	916	424
One to Three Years	2,107	1,924
Three to Five Years	1,338	2,469
Over Five Years	4,301	6,667
Total	8,662	11,484
Notional Amount of Derivatives, [Abstract]
Less than One Year	54,326	53,316
One to Three Years	170,580	90,986
Three to Five Years	80,011	95,319
Over Five Years	20,586	28,257
Total	325,503	267,878
Non-investment grade | Total return swaps/other | Credit derivatives | Written credit derivatives
Carrying Value of Derivatives [Abstract]
Less than One Year	64	29
One to Three Years	247	38
Three to Five Years	2	2
Over Five Years		86
Total	313	155
Notional Amount of Derivatives, [Abstract]
Less than One Year	23,839	27,784
One to Three Years	10,792	8,150
Three to Five Years	3,268	4,103
Over Five Years	487	1,599
Total	$ 38,386	$ 41,636